N-2	Mar. 11, 2026 shares
Cover [Abstract]
Entity Central Index Key	0000908187
Amendment Flag	false
Document Type	DEF 14A
Entity Registrant Name	PCM Fund, Inc.
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Securities [Table Text Block]

Outstanding Common Shares
PCM	12,348,756.84
PAXS	47,023,048.00
PCN	73,734,118.27
PDO	142,485,564.62
PTY	211,981,917.73

PCM Fund, Inc. ("PCM") [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	PCM
PIMCO Access Income Fund ("PAXS") [Member]
Cover [Abstract]
Entity Central Index Key	0001886878
Entity Registrant Name	PIMCO Access Income Fund
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	PAXS
PIMCO Corporate & Income Strategy Fund ("PCN") [Member]
Cover [Abstract]
Entity Central Index Key	0001160990
Entity Registrant Name	PIMCO Corporate & Income Strategy Fund
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	PCN
PIMCO Dynamic Income Opportunities Fund ("PDO") [Member]
Cover [Abstract]
Entity Central Index Key	0001798618
Entity Registrant Name	PIMCO Dynamic Income Opportunities Fund
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	PDO
PIMCO Corporate & Income Opportunity Fund ("PTY") [Member]
Cover [Abstract]
Entity Central Index Key	0001190935
Entity Registrant Name	PIMCO Corporate & Income Opportunity Fund
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	PTY
Common Shares [Member] | PCM Fund, Inc. ("PCM") [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Held [Shares]	12,348,756.84
Common Shares [Member] | PIMCO Access Income Fund ("PAXS") [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Held [Shares]	47,023,048
Common Shares [Member] | PIMCO Corporate & Income Strategy Fund ("PCN") [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Held [Shares]	73,734,118.27
Common Shares [Member] | PIMCO Dynamic Income Opportunities Fund ("PDO") [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Held [Shares]	142,485,564.62
Common Shares [Member] | PIMCO Corporate & Income Opportunity Fund ("PTY") [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Held [Shares]	211,981,917.73